Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Stringer Tactical Adaptive Risk Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Stringer Tactical Adaptive Risk Fund
Class Name	Class A
Trading Symbol	SRGAX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly, the Stringer Growth Fund, for the year ended February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://www.stringeramfunds.com/
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$134	1.30%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

What factors influenced performance during the past year?

Though it lagged the blended benchmark, the Fund appreciated through the last fiscal year in a tax efficient manner. The global equity market has become more concentrated than ever, primarily due to the large weightings to U.S. technology-related stocks. This narrow equity market benefited just a few companies while most U.S. equities, foreign stocks, and bonds lagged.

Top performing assets included the following:

●	U.S. stocks, led by Berkshire Hathaway

●	U.S. equity ETFs, led by the iShares MSCI USA Momentum Factor ETF and the Vanguard Growth ETF

Detracting from performance relative to the blended benchmark were the following:

●	Fixed income holdings such as the SPDR Bloomberg 3-12 Month T-Bill ETF

●	Foreign equity holdings including the iShares MSCI Emerging Markets ex China ETF

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed?
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Class A shares without sales charge	6.36%	7.73%	5.58%
Stringer Tactical Adaptive Risk Fund Class A shares with sales charge (a)	0.51%	6.52%	4.99%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	11.82%	8.83%	6.96%

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Date	Jun. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 22,908,340
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$22,908,340	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	45	Portfolio Turnover Rate	133%

Holdings [Text Block]

Sector Allocation (as a % of Portfolio)
Equity Funds	79.50%	Consumer Discretionary	1.06%
Financials	10.12%	Industrials	0.42%
Information Technology	2.88%	Energy	0.32%
Commodity Fund	2.11%	Consumer Staples	0.17%
Cash and Cash Equivalents	1.70%	Communication Services	0.08%
Healthcare	1.56%	Real Estate	0.08%

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)
JPMorgan Hedged Equity Laddered Overlay ETF	12.36%	Technology Select Sector SPDR Fund	5.96%
iShares MSCI USA Quality Factor ETF	10.26%	SPDR MSCI USA Strategic Factors ETF	5.58%
Berkshire Hathaway, Inc.	9.39%	iShares MSCI USA Momentum Factor ETF	5.37%
Vanguard International Dividend Appreciation ETF	7.34%	iShares MSCI International Quality Factor ETF	5.31%
SPDR S&P 1500 Value Tilt ETF	6.13%	Vanguard Growth ETF	4.78%

Material Fund Change Name [Text Block]

How has the Fund changed?

Upon the recommendation of Stringer Asset Management, LLC, the Fund’s adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.

Stringer Tactical Adaptive Risk Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Stringer Tactical Adaptive Risk Fund
Class Name	Class C
Trading Symbol	SRGCX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly, the Stringer Growth Fund, for the year ended February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://www.stringeramfunds.com/
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C shares	$211	2.05%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]

What factors influenced performance during the past year?

Though it lagged the blended benchmark, the Fund appreciated through the last fiscal year in a tax efficient manner. The global equity market has become more concentrated than ever, primarily due to the large weightings to U.S. technology-related stocks. This narrow equity market benefited just a few companies while most U.S. equities, foreign stocks, and bonds lagged.

Top performing assets included the following:

●	U.S. stocks, led by Berkshire Hathaway

●	U.S. equity ETFs, led by the iShares MSCI USA Momentum Factor ETF and the Vanguard Growth ETF

Detracting from performance relative to the blended benchmark were the following:

●	Fixed income holdings such as the SPDR Bloomberg 3-12 Month T-Bill ETF

●	Foreign equity holdings including the iShares MSCI Emerging Markets ex China ETF

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed?
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Class C without CDSC (a)	5.63%	6.95%	4.82%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	11.82%	8.83%	6.96%

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed in the event of certain Class C redemption transactions made within one year from the date of purchase.

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Date	Jun. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 22,908,340
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$22,908,340	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	45	Portfolio Turnover Rate	133%

Holdings [Text Block]

Sector Allocation (as a % of Portfolio)
Equity Funds	79.50%	Consumer Discretionary	1.06%
Financials	10.12%	Industrials	0.42%
Information Technology	2.88%	Energy	0.32%
Commodity Fund	2.11%	Consumer Staples	0.17%
Cash and Cash Equivalents	1.70%	Communication Services	0.08%
Healthcare	1.56%	Real Estate	0.08%

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)
JPMorgan Hedged Equity Laddered Overlay ETF	12.36%	Technology Select Sector SPDR Fund	5.96%
iShares MSCI USA Quality Factor ETF	10.26%	SPDR MSCI USA Strategic Factors ETF	5.58%
Berkshire Hathaway, Inc.	9.39%	iShares MSCI USA Momentum Factor ETF	5.37%
Vanguard International Dividend Appreciation ETF	7.34%	iShares MSCI International Quality Factor ETF	5.31%
SPDR S&P 1500 Value Tilt ETF	6.13%	Vanguard Growth ETF	4.78%

Material Fund Change Name [Text Block]

How has the Fund changed?

Upon the recommendation of Stringer Asset Management, LLC, the Fund’s adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.

Stringer Tactical Adaptive Risk Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Stringer Tactical Adaptive Risk Fund
Class Name	Institutional Class
Trading Symbol	SRGIX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly, the Stringer Growth Fund, for the year ended February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://www.stringeramfunds.com/
Expenses [Text Block]

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What factors influenced performance during the past year?

Though it lagged the blended benchmark, the Fund appreciated through the last fiscal year in a tax efficient manner. The global equity market has become more concentrated than ever, primarily due to the large weightings to U.S. technology-related stocks. This narrow equity market benefited just a few companies while most U.S. equities, foreign stocks, and bonds lagged.

Top performing assets included the following:

●	U.S. stocks, led by Berkshire Hathaway

●	U.S. equity ETFs, led by the iShares MSCI USA Momentum Factor ETF and the Vanguard Growth ETF

Detracting from performance relative to the blended benchmark were the following:

●	Fixed income holdings such as the SPDR Bloomberg 3-12 Month T-Bill ETF

●	Foreign equity holdings including the iShares MSCI Emerging Markets ex China ETF

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed?
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Institutional Class	6.63%	8.02%	5.85%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	11.82%	8.83%	6.96%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Date	Jun. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 22,908,340
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$22,908,340	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	45	Portfolio Turnover Rate	133%

Holdings [Text Block]

Sector Allocation (as a % of Portfolio)
Equity Funds	79.50%	Consumer Discretionary	1.06%
Financials	10.12%	Industrials	0.42%
Information Technology	2.88%	Energy	0.32%
Commodity Fund	2.11%	Consumer Staples	0.17%
Cash and Cash Equivalents	1.70%	Communication Services	0.08%
Healthcare	1.56%	Real Estate	0.08%

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)
JPMorgan Hedged Equity Laddered Overlay ETF	12.36%	Technology Select Sector SPDR Fund	5.96%
iShares MSCI USA Quality Factor ETF	10.26%	SPDR MSCI USA Strategic Factors ETF	5.58%
Berkshire Hathaway, Inc.	9.39%	iShares MSCI USA Momentum Factor ETF	5.37%
Vanguard International Dividend Appreciation ETF	7.34%	iShares MSCI International Quality Factor ETF	5.31%
SPDR S&P 1500 Value Tilt ETF	6.13%	Vanguard Growth ETF	4.78%

Material Fund Change Name [Text Block]

How has the Fund changed?

Upon the recommendation of Stringer Asset Management, LLC, the Fund’s adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.